Available-for-sale Financial Assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Available-for-sale Financial Assets
17	AVAILABLE-FOR-SALE FINANCIAL ASSETS

December 31, 2017
RMB
Available-for-sale financial assets	2,251
Less: Impairment losses	(334)

1,917

“Available-for-sale financial assets” were reclassified as “Financial assets measured at fair value through other comprehensive income” upon the initial adoption of IFRS 9 at January 1, 2018 (see Note 3(aa)(a)(ii)).